DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2013
Derivatives [Abstract]
Debt		$ 2,400,000
Fair value of derivative assets		241	$ 2,067	[1]
Fair value of derivative liabilities		19,327	23,311	[1]
Net unrealized gain (loss) on derivatives	[2],[3]	158	(3,238)	[1]	$ 22,093	[1]
Net tax expense (benefit) on derivatives		300	(600)		$ 3,500
Debt with Floating Interest Rates [Member]
Derivatives [Abstract]
Debt		1,500,000
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt		1,100,000
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts		1,000,000	1,400,000
Fair value of derivative assets		200	2,100
Fair value of derivative liabilities		$ 19,300	$ 23,300				$ 5,000

[1]	As restated
[2]	Deferred tax expense was $0.3 million for the year ended December 31, 2015. Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million for the year ended December 31, 2013.
[3]	See Note 12 to Notes to Consolidated Financial Statements.